Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 19, 2023
Document Effective Date	Dec. 20, 2023
Prospectus Date	Dec. 20, 2023
Invesco Bloomberg Pricing Power ETF | Invesco Bloomberg Pricing Power ETF
Prospectus:
Trading Symbol	POWA
Invesco International Developed Dynamic Multifactor ETF | Invesco International Developed Dynamic Multifactor ETF
Prospectus:
Trading Symbol	IMFL
Invesco RAFI(TM) Strategic US ETF | Invesco RAFI(TM) Strategic US ETF
Prospectus:
Trading Symbol	IUS
Invesco Russell 1000(R) Dynamic Multifactor ETF | Invesco Russell 1000(R) Dynamic Multifactor ETF
Prospectus:
Trading Symbol	OMFL
Invesco Russell 2000(R) Dynamic Multifactor ETF | Invesco Russell 2000(R) Dynamic Multifactor ETF
Prospectus:
Trading Symbol	OMFS
Invesco BulletShares 2024 Corporate Bond ETF | Invesco BulletShares 2024 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCO
Invesco BulletShares 2025 Corporate Bond ETF | Invesco BulletShares 2025 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCP
Invesco BulletShares 2026 Corporate Bond ETF | Invesco BulletShares 2026 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCQ
Invesco BulletShares 2027 Corporate Bond ETF | Invesco BulletShares 2027 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCR
Invesco BulletShares 2028 Corporate Bond ETF | Invesco BulletShares 2028 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCS
Invesco BulletShares 2029 Corporate Bond ETF | Invesco BulletShares 2029 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCT
Invesco BulletShares 2030 Corporate Bond ETF | Invesco BulletShares 2030 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCU
Invesco BulletShares 2031 Corporate Bond ETF | Invesco BulletShares 2031 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCV
Invesco BulletShares 2032 Corporate Bond ETF | Invesco BulletShares 2032 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCW
Invesco BulletShares 2024 High Yield Corporate Bond ETF | Invesco BulletShares 2024 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJO
Invesco BulletShares 2025 High Yield Corporate Bond ETF | Invesco BulletShares 2025 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJP
Invesco BulletShares 2026 High Yield Corporate Bond ETF | Invesco BulletShares 2026 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJQ
Invesco BulletShares 2027 High Yield Corporate Bond ETF | Invesco BulletShares 2027 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJR
Invesco BulletShares 2028 High Yield Corporate Bond ETF | Invesco BulletShares 2028 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJS
Invesco BulletShares 2029 High Yield Corporate Bond ETF | Invesco BulletShares 2029 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJT
Invesco BulletShares 2030 High Yield Corporate Bond ETF | Invesco BulletShares 2030 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJU
Invesco BulletShares 2024 Municipal Bond ETF | Invesco BulletShares 2024 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMO
Invesco BulletShares 2025 Municipal Bond ETF | Invesco BulletShares 2025 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMP
Invesco BulletShares 2026 Municipal Bond ETF | Invesco BulletShares 2026 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMQ
Invesco BulletShares 2027 Municipal Bond ETF | Invesco BulletShares 2027 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMR
Invesco BulletShares 2028 Municipal Bond ETF | Invesco BulletShares 2028 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMS
Invesco BulletShares 2029 Municipal Bond ETF | Invesco BulletShares 2029 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMT
Invesco BulletShares 2030 Municipal Bond ETF | Invesco BulletShares 2030 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMU
Invesco BulletShares 2031 Municipal Bond ETF | Invesco BulletShares 2031 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMV
Invesco BulletShares 2032 Municipal Bond ETF | Invesco BulletShares 2032 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMW
Invesco Investment Grade Defensive ETF | Invesco Investment Grade Defensive ETF
Prospectus:
Trading Symbol	IIGD